DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended						1 Months Ended	12 Months Ended					12 Months Ended									1 Months Ended			1 Months Ended									12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Jan. 01, 2011	Dec. 28, 2013 Notes payable due 2040	Dec. 29, 2012 Notes payable due 2040	Aug. 31, 2012 Notes payable due 2014	Dec. 28, 2013 Notes payable due 2016	Dec. 29, 2012 Notes payable due 2016	Aug. 31, 2012 Notes payable due 2013	Dec. 28, 2013 Not Designated as Hedging Instrument Forward Contracts	Dec. 29, 2012 Not Designated as Hedging Instrument Forward Contracts	Dec. 28, 2013 Not Designated as Hedging Instrument Currency Swap [Member]	Dec. 29, 2012 Not Designated as Hedging Instrument Currency Swap [Member]	Dec. 28, 2013 Cash Flow Hedges	Dec. 29, 2012 Cash Flow Hedges	Dec. 31, 2011 Cash Flow Hedges	Dec. 28, 2013 Cash Flow Hedges Foreign Exchange Contracts Cost of Sales	Dec. 29, 2012 Cash Flow Hedges Foreign Exchange Contracts Cost of Sales	Dec. 31, 2009 Cash Flow Hedges Interest Rate Swap	Dec. 31, 2009 Cash Flow Hedges Interest Rate Contracts	Dec. 29, 2012 Cash Flow Hedges Interest Rate Contracts	Dec. 28, 2013 Cash Flow Hedges Foreign Exchange Forward	Dec. 29, 2012 Cash Flow Hedges Foreign Exchange Forward	Dec. 28, 2013 Cash Flow Hedges Foreign Exchange Option	Dec. 29, 2012 Cash Flow Hedges Foreign Exchange Option	Dec. 28, 2013 Fair Value Hedges	Dec. 29, 2012 Fair Value Hedges	Dec. 29, 2012 Fair Value Hedges Interest Rate Risk [Member]	Dec. 28, 2013 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2021	Nov. 30, 2012 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2021	Oct. 31, 2012 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2021	Jan. 31, 2012 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2021	Oct. 31, 2012 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2040	Jan. 31, 2012 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2028	Jul. 31, 2012 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2014	Jan. 31, 2012 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2014	Dec. 31, 2010 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2014	Dec. 31, 2013 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2016	Dec. 28, 2013 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2016	Jan. 31, 2012 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2016	Dec. 31, 2010 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2016	Jan. 31, 2012 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2012	Jan. 31, 2009 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2012	Jul. 31, 2012 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2013	Jan. 31, 2012 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2013	Jan. 31, 2009 Fair Value Hedges Interest Rate Risk [Member] Notes payable due 2013	Dec. 28, 2013 Net Investment Hedging Foreign Exchange Contracts	Dec. 29, 2012 Net Investment Hedging Foreign Exchange Contracts	Dec. 28, 2013 Net Investment Hedging Foreign Exchange Contracts Currency British Pound Sterling [Member]	Dec. 29, 2012 Net Investment Hedging Foreign Exchange Contracts Currency British Pound Sterling [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Proceeds from Derivative Instrument, Investing Activities	$ 27.4
Significant cash flows related to derivatives, net cash paid		79.8
After-tax gain (loss) for cash flow hedge effectiveness in accumulated other comprehensive loss														(77.3)	(93.5)
Hedged item impact on Consolidated Statement of Operations																	(3.4)	1.9
Gain (Loss) reclassified from OCI to income (Effective Portion)														(11.7)	(2.9)	(15.9)	3.4	1.9
Fixed interest payment period																				10 years
Interest rate swaps, applicable fixed interest rate																				4.78%
Terminations of forward starting interest rate swap																					(102.6)								58.2
Long-term debt, face amount		320.0				300.0	300.0		250.0
De-designated forward currency contracts, maturity year																						2014
Derivative, Notional Amount										2,200.0	4,300.0	107.7	105.6						400.0			270.1	154.0	120.0	173.0	950.0				400.0	400.0	400.0	400.0	150.0	300.0	300.0	300.0			300.0	300.0	200.0	200.0	250.0	250.0	250.0			979.0	940.6
Long-term debt, interest rate			4.25%	5.20%	5.20%	4.75%	5.75%	5.75%	6.15%																						3.40%	3.40%	5.20%	7.05%	4.75%	4.75%	4.75%		5.75%	5.75%	5.75%	4.90%	4.90%	6.15%	6.15%	6.15%
Description of variable rate basis																												LIBOR
Gain recognized in income																																			11.1			8.1
Net swap accruals and amortization of gains on terminated swaps																										31.4	35.1
Interest Expense, Debt																										44.7	31.4
Gain (loss) included in accumulated other comprehensive income (loss)																																															(76.8)	(63.3)
Matured foreign exchange contracts, net cash payment																																															$ 3.6	$ 5.8